Accounts receivable, net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounts receivable, net [Abstract]
Accounts receivable, net

Note 4 Accounts receivable, net

Accounts receivable, net consists of the following:

	March 31, 2023	December 31, 2022
Accounts receivable	28,610,774	29,429,331
Allowance for credit losses	(3,376,574)	(3,417,845)
Accounts receivable, net	25,234,200	26,011,486

As of March 31, 2023 and December 31, 2022, allowance for credit losses represented approximately 12% and 12% of gross accounts receivable.

The following table provides details of the Company’s allowance for credit losses:

	March 31, 2023	December 31, 2022
Opening balance	3,417,845	2,073,836
Additions charged	35,840	1,344,009
Bad debts written off	(77,111)	—
Closing balance	3,376,574	3,417,845

Accounts receivable includes amounts billed to customers as well as unbilled amounts recognized in accordance with the Company’s revenue recognition policies. Unbilled amounts included in accounts receivable, net, which generally arise from the performance of services to customers in advance of billings, were $697,595 and $1,817,073 as of March 31, 2023 and December 31, 2022 respectively.

5    Accounts receivable, net

Accounts receivable, net consists of the following

	As of December, 31
	2022	2021
Accounts receivable	29,429,331	18,833,676
Allowance for credit losses	(3,417,845)	(2,073,836)
Accounts receivable, net	26,011,486	16,759,840

As of December 31, 2022 and 2021, allowance for credit losses represented approximately 12% and 11% of gross accounts receivable respectively.

The following table provides details of the Company’s allowance for credit losses:

	Year ended December 31,
	2022	2021
Opening balance	2,073,836	4,383,573
Additions charged	1,344,009	49,709
Bad debts written off	—	(2,359,446)
Closing balance	3,417,845	2,073,836

Accounts receivable includes amounts billed to customers as well as unbilled amounts recognized in accordance with the Company’s revenue recognition policies. Unbilled amounts included in trade accounts receivable, net, which generally arise from the performance of services to customers in advance of billings, were $1,817,073 and $1,551,415 as of December 31, 2022 and 2021, respectively.